Long-term Debt - SBA loan (Details)		12 Months Ended
	Feb. 01, 2021 USD ($) installment	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Long-term Debt
Monthly payments		$ 250,000
Additions:
Repayments		(11,900,000)	$ (10,416,000)
SBA loan
Long-term Debt
Principal amount	$ 150,000
Interest rate	3.75%
Incremental borrowing rate	6.00%
Fair value of debt	$ 119,000
Number of equal monthly installments | installment	360
Monthly payments	$ 731
Beginning Balance		121,000
Additions:
Acquisitions			119,000
Interest expense		7,000	5,000
Repayments		(8,000)	(3,000)
Ending Balance		$ 120,000	$ 121,000